CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Net income (loss)	$ (12,789)	$ 20,588	$ (7,051)
Foreign currency translation adjustment-net of tax	61	163	657
Total comprehensive income (loss)	$ (12,728)	$ 20,751	$ (6,394)